Revenue - Summary of Contract Liabilities from Contract with Customers (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Contract liabilities
Deferred revenue	$ 1,423,827	$ 108,442	$ 292,031
Total contract liabilities	1,423,827	108,442	292,031
Contract assets
Unbilled revenue	2,134,765	868,382	1,264,837
Total contract assets	$ 2,134,765	$ 868,382	$ 1,264,837